Income Tax - Major components of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current income tax:
Current income tax charge	$ (51,417)	$ (74,126)	$ (25,715)
Adjustments in respect to current income tax of previous years	(472)	702	1,276
Deferred tax:
Benefit relating to origination and reversal of temporary differences	2,186	11,422	18,702
Adjustments in respect to deferred income tax of previous years	151	351	1,292
Income tax expense	$ (49,552)	$ (61,651)	$ (4,445)